Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt, current maturities	$ 0	$ 0
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 300,000,000
Debt instrument, basis spread on variable rate	1.10%
Discretionary line of credit repayment period	30 days
Proceeds from lines of credit	$ 0	$ 0